BASIC AND DILUTED LOSS PER SHARE (Tables)	6 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

Basic and diluted loss per share have been calculated in accordance with ASC 260 and computation of loss per share are calculated as follows:

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Basic and diluted loss per share calculation
Numerator:
Net loss attributable to ordinary shareholders, basic and diluted	$(1,931,876)	$(1,737,700)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	9,441,459	9,004,167
Loss per share attributable to ordinary shareholders:
Basic	(0.20)	(0.19)
Diluted	(0.20)	(0.19)